Trade and Other Receivables (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Trade and Other Receivables

	As of December 31,
	2017	2016
	US$’000	US$’000
Trade receivables	115,875	82,814
Less: Provision for impairment	(3,472)	(3,342)
Trade receivable, net	112,403	79,472
Other receivables	9,537	17,107
Less: Provision for impairment	(28)	(189)
Other receivable, net	9,509	16,918

Movement in Provision for Impairment of Trade Receivables

See below for the movement in the provision for impairment of trade receivables.

	Individually impaired	Collectively impaired	Total
	US$’000	US$’000	US$’000
At January 1, 2016	3,129	160	3,289
Charge for the year	106	242	348
Write-off	(85)	(6)	(91)
Unused amounts reversed	(21)	(48)	(69)
Currency translation adjustment	(132)	(3)	(135)
Reclassification	(16)	16	—
At December 31, 2016	2,981	361	3,342
Charge for the year	438	172	610
Write-off	(385)	(44)	(429)
Unused amounts reversed	(269)	(39)	(308)
Currency translation adjustment	223	37	260
Reclassification	(3)	—	(3)
At December 31, 2017	2,985	487	3,472

Ageing Analysis of Trade Receivables

The ageing analysis of trade receivables is as follows:

			Past due but not impaired
	Total	Neither past due nor impaired	Past due 1-3 months	Past due 3-6 months	Past due 6-12 months	Past due over 12 months
	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000
December 31, 2017	112,403	90,503	20,608	654	397	241
December 31, 2016	79,472	59,959	16,858	1,642	474	539